Accounts Receivable, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Accounts receivable average payment term	36 days	36 days	43 days
Credit loss experience period	2 years	2 years
Impairment of accounts receivables recognized in the income statement	$ 582,855	$ 29,613
Pemex fertilizers [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.72%	0.72%
Pemex industrial transformation [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	2.70%	2.70%
Pemex corporate [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	3.15%	3.15%
Pemex ethylene [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.69%	0.69%
Pemex logistics [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	10.80%	10.80%
Pemex drilling and services [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	21.71%	21.71%
PMI CIM [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.06%	0.06%
PMI TRD [member]
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	4.65%	4.65%